SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
SIGNIFICANT ACCOUNTING POLICIES
Impairment of property, plant and equipment	$ 0	$ 0	$ 0
Number of reporting units | item	1
Impairment of goodwill	$ 0	0	0
Capitalization of website and software development costs	$ 13,768	5,987	4,585
Monthly salary deposited as insurance fund (in percentage)	8.33%
Participant's compensation (in percentage)	4.00%
Advertising costs	$ 245,741	$ 164,370	$ 125,625